Share-based Compensation	12 Months Ended
Dec. 31, 2024
Share-based Compensation
Share-based Compensation
22.	Share-based Compensation

For the years ended December 31, 2022, 2023 and 2024, total share-based compensation expenses recognized were RMB3.2 billion, RMB3.2 billion and RMB3.9 billion, respectively. The table below presents a summary of the Group’s share-based compensation cost (in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	758,413	823,765	1,185,854
Selling and marketing expenses	120,171	132,801	104,534
General and administrative expenses	1,214,995	1,119,018	1,069,850
Research and development expenses	1,080,581	1,167,226	1,522,701
	3,174,160	3,242,810	3,882,939

(a)	Restricted Share Units Plan

2009 RSU Plan

In November 2009, the Company adopted 2009 Restricted Share Unit Plan for the Company’s employees, directors and consultants (the “2009 RSU Plan”). The Company has reserved 323,694,050 ordinary shares for issuance under the plan. The 2009 RSU Plan was adopted by a resolution of the board of directors on November 17, 2009 and became effective for a term of ten years unless sooner terminated. The 2009 RSU Plan was expired on November 16, 2019.

2019 Share Plan

In October 2019, the Company adopted 2019 Restricted Share Unit Plan for the Company’s employees, directors and others, with a ten-year term and a maximum number of 322,458,300 ordinary shares available for issuance pursuant to all awards under the plan.

Effective February 22, 2023, the Company amended and restated the 2019 Restricted Share Unit Plan to permit to grant stock option awards to the Company’s employees, directors and others, and renamed it as Amended and Restated 2019 Share Incentive Plan (the “2019 Share Plan”).

The Group recognizes share-based compensation cost related to RSUs in the consolidated statements of operations and comprehensive income based on awards ultimately expected to vest, after considering estimated forfeitures. Forfeitures are estimated based on the Group’s historical experience over the last five years and revised in subsequent periods if actual forfeitures differ from those estimates.

As of December 31, 2024, total unrecognized compensation cost related to unvested awards under the 2019 Share Plan, adjusted for estimated forfeitures, was US$402.1 million (RMB2.9 billion) and is expected to be recognized through the remaining vesting period of each grant. As of December 31, 2024, the weighted average remaining vesting periods was 1.44 years.

Restricted Share Unit Award Activities

The following table presents a summary of the Company’s RSUs award activities for the years ended December 31, 2022, 2023 and 2024:

		Weighted average
		grant date fair
	Number of RSUs	value
	(in thousands)	US$
Outstanding at January 1, 2022	12,996	75.40
Granted	5,335	93.98
Vested	(4,630)	75.01
Forfeited	(696)	84.55
Outstanding at December 31, 2022	13,005	82.67

Outstanding at January 1, 2023	13,005	82.67
Granted	4,795	84.73
Vested	(5,190)	76.27
Forfeited	(523)	88.24
Outstanding at December 31, 2023	12,087	86.00

Outstanding at January 1, 2024	12,087	86.00
Granted	6,023	104.48
Vested	(5,375)	81.78
Forfeited	(976)	94.58
Outstanding at December 31, 2024	11,759	96.68

The aggregate intrinsic value of RSUs outstanding as of December 31, 2024 was US$1.0 billion. The intrinsic value was calculated based on the Company’s closing stock price of US$89.21 per ADS as of December 31, 2024.

The Company’s practice is to issue new shares or utilize treasury stock upon vesting of RSUs. The number of shares available for future grant under the Company’s 2019 RSU Plan was 211,437,320 as of December 31, 2024.

(b)	Other Share Incentive Plan

Certain of the Company’s subsidiaries have adopted stock incentive plans, which are stock option plans or RSU plans and allow the related subsidiaries to grant options or RSUs to certain employees of the Group. The options expire in four to seven years from the date of grant and either vest or have a vesting commencement date upon certain conditions being met (“Vesting Commencement Date”). The award can become 100% vested on the Vesting Commencement Date, or vests in two, three, four or five substantially equal annual installments with the first installment vesting on the Vesting Commencement Date. But for certain share options granted with vesting conditions outside the Group’s control, no expenses will be recorded until the occurrence of the vesting conditions when the Group determine that it is probable that the vesting conditions will be satisfied.

The Group has used the binomial model to estimate the fair value of the options granted and RSUs are measured at the fair market value of the shares on the grant date. For the years ended December 31, 2022, 2023, and 2024, RMB327.9 million, RMB289.0 million and RMB266.4 million compensation expenses were recorded for the share options and RSUs granted.

As of December 31, 2024, there were approximately RMB18.0 million unrecognized share-based compensation expenses related to share options for which the service condition had been met and are expected to be recognized when the vesting conditions are achieved.